Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events	Subsequent eventsAfter the date of the balance sheet through the date of issuance of these consolidated financial statements, 612,234 Class A shares were issued as a result of options exercised and RSUs released.